Vanguard® Strategic Small-Cap Equity Fund
Schedule of Investments (unaudited)
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Communication Services (2.4%)
*	Yelp Inc. Class A	223,289	6,105
*	Iridium Communications Inc.	111,059	5,708
	Madison Square Garden Sports Corp.	14,737	2,702
*	Consolidated Communications Holdings Inc.	656,508	2,350
*	Clear Channel Outdoor Holdings Inc.	2,048,476	2,151
	Cogent Communications Holdings Inc.	34,050	1,944
	New York Times Co. Class A	56,494	1,834
	Shutterstock Inc.	26,594	1,402
*	Altice USA Inc. Class A	246,270	1,133
*	WideOpenWest Inc.	116,295	1,059
*	ZipRecruiter Inc. Class A	56,171	922
*	TripAdvisor Inc.	48,991	881
*	PubMatic Inc. Class A	62,478	800
	Nexstar Media Group Inc. Class A	4,282	750
*	Endeavor Group Holdings Inc. Class A	22,505	507
*	Bandwidth Inc. Class A	16,031	368
*	Bumble Inc. Class A	12,192	257
*,1	fuboTV Inc.	129,350	225
			31,098
Consumer Discretionary (12.1%)
	Buckle Inc.	188,455	8,546
*	Capri Holdings Ltd.	141,997	8,139
	Boyd Gaming Corp.	146,862	8,008
*	Perdoceo Education Corp.	486,667	6,765
*	Tri Pointe Homes Inc.	355,756	6,614
*	Skyline Champion Corp.	119,760	6,169
*	AutoNation Inc.	53,403	5,730
	Murphy USA Inc.	19,627	5,487
	Brunswick Corp.	67,140	4,839
	Oxford Industries Inc.	46,649	4,347
*	Taylor Morrison Home Corp. Class A	136,916	4,155
	Harley-Davidson Inc.	99,418	4,136
	Texas Roadhouse Inc. Class A	45,150	4,106
	Patrick Industries Inc.	67,517	4,092
*	Cavco Industries Inc.	17,057	3,859
*	American Axle & Manufacturing Holdings Inc.	486,039	3,801
*	Playa Hotels & Resorts NV	544,825	3,558
	Marriott Vacations Worldwide Corp.	25,340	3,411
	Toll Brothers Inc.	66,944	3,342
	Movado Group Inc.	100,530	3,242
*	SeaWorld Entertainment Inc.	57,673	3,086
	Travel & Leisure Co.	82,445	3,001

		Shares	Market Value ($000)
	Macy's Inc.	144,907	2,992
	Academy Sports & Outdoors Inc.	45,347	2,383
	Signet Jewelers Ltd.	34,371	2,337
*	Chegg Inc.	91,841	2,321
*	Malibu Boats Inc. Class A	35,799	1,908
	Hibbett Inc.	26,681	1,820
*	WW International Inc.	470,554	1,816
	Group 1 Automotive Inc.	10,015	1,806
	Carriage Services Inc. Class A	64,776	1,784
*	2U Inc.	284,448	1,784
	Ruth's Hospitality Group Inc.	114,107	1,766
*	Master Craft Boat Holdings Inc.	66,848	1,729
*	Six Flags Entertainment Corp.	71,112	1,653
*	MarineMax Inc.	45,051	1,407
*	Modine Manufacturing Co.	69,882	1,388
*	Qurate Retail Inc. Series A	844,185	1,376
*	Everi Holdings Inc.	95,563	1,371
	Winnebago Industries Inc.	25,662	1,352
	Dine Brands Global Inc.	17,373	1,122
	Caleres Inc.	41,103	916
	PVH Corp.	12,471	880
*	Dorman Products Inc.	10,410	842
*	Hilton Grand Vacations Inc.	21,338	822
	Aaron's Co. Inc.	64,553	771
*	Liquidity Services Inc.	51,459	724
	Steven Madden Ltd.	22,309	713
*	ODP Corp.	13,758	627
*	Goodyear Tire & Rubber Co.	60,678	616
*	Stitch Fix Inc. Class A	185,363	577
*	Quotient Technology Inc.	156,903	538
*	Green Brick Partners Inc.	21,939	532
	Wendy's Co.	23,264	527
*	Sportsman's Warehouse Holdings Inc.	54,548	513
	ADT Inc.	53,805	488
	Wingstop Inc.	3,520	484
*	Monarch Casino & Resort Inc.	5,591	430
*	Light & Wonder Inc.	6,915	405
*	M/I Homes Inc.	6,755	312
*	Chuy's Holdings Inc.	10,834	307
*	Genesco Inc.	6,658	306
	Standard Motor Products Inc.	8,768	305
*	Golden Entertainment Inc.	6,332	237
*	BJ's Restaurants Inc.	8,694	229
	Williams-Sonoma Inc.	1,852	213
			155,862
Consumer Staples (3.8%)
	Ingles Markets Inc. Class A	88,127	8,501
	Cal-Maine Foods Inc.	117,855	6,417
	Coca-Cola Consolidated Inc.	10,710	5,487
*	Pilgrim's Pride Corp.	193,107	4,583
*	elf Beauty Inc.	79,951	4,421
	John B Sanfilippo & Son Inc.	43,609	3,546
*	Coty Inc. Class A	290,163	2,484
	Medifast Inc.	21,373	2,465
*	Herbalife Nutrition Ltd.	150,087	2,233
*	Hostess Brands Inc. Class A	93,705	2,103
	Vector Group Ltd.	101,199	1,200
*	Darling Ingredients Inc.	18,928	1,185

		Shares	Market Value ($000)
*	USANA Health Sciences Inc.	20,241	1,077
	Flowers Foods Inc.	30,387	873
	Inter Parfums Inc.	7,228	698
	Turning Point Brands Inc.	31,823	688
	Fresh Del Monte Produce Inc.	20,706	542
*	Post Holdings Inc.	5,866	530
*	Performance Food Group Co.	4,963	290
			49,323
Energy (5.8%)
	APA Corp.	175,352	8,185
	SM Energy Co.	178,518	6,218
	Liberty Energy Inc. Class A	279,302	4,472
*	Southwestern Energy Co.	695,546	4,069
	PBF Energy Inc. Class A	99,312	4,050
*	Nabors Industries Ltd. (XNYS)	24,872	3,852
*	Talos Energy Inc.	197,652	3,732
*	Weatherford International plc	72,938	3,714
	Range Resources Corp.	142,207	3,558
	Delek US Holdings Inc.	123,182	3,326
*	US Silica Holdings Inc.	226,749	2,834
*	W&T Offshore Inc.	473,714	2,643
	Marathon Oil Corp.	96,753	2,619
*	Par Pacific Holdings Inc.	104,988	2,441
*	Kosmos Energy Ltd.	344,048	2,188
	Murphy Oil Corp.	43,277	1,861
*	Plains GP Holdings LP Class A	145,723	1,813
*	ProPetro Holding Corp.	169,160	1,754
*	NexTier Oilfield Solutions Inc.	160,277	1,481
*	Denbury Inc.	15,706	1,367
	Viper Energy Partners LP	42,034	1,336
	Patterson-UTI Energy Inc.	68,928	1,161
	Helmerich & Payne Inc.	20,966	1,039
	Comstock Resources Inc.	63,280	868
	CVR Energy Inc.	24,916	781
*	Antero Resources Corp.	24,627	763
*	Callon Petroleum Co.	17,078	633
	PDC Energy Inc.	9,887	628
*	Oceaneering International Inc.	18,748	328
	Permian resources Corp.	34,113	321
	CONSOL Energy Inc.	4,096	266
			74,301
Financials (17.1%)
	Affiliated Managers Group Inc.	66,307	10,505
	CNO Financial Group Inc.	389,480	8,900
	MGIC Investment Corp.	666,073	8,659
	Essent Group Ltd.	220,503	8,573
	SLM Corp.	506,355	8,405
	Hancock Whitney Corp.	166,523	8,058
	Stifel Financial Corp.	137,619	8,033
	Radian Group Inc.	419,746	8,005
	OFG Bancorp	289,997	7,992
	Synovus Financial Corp.	211,708	7,950
	Axis Capital Holdings Ltd.	141,271	7,653
	Unum Group	186,113	7,636
	FNB Corp.	556,156	7,258
	SouthState Corp.	88,805	6,781
	Popular Inc.	101,834	6,754

		Shares	Market Value ($000)
	International Bancshares Corp.	127,404	5,830
	Evercore Inc. Class A	52,749	5,754
	PacWest Bancorp	233,552	5,360
	Hope Bancorp Inc.	409,990	5,252
	Stewart Information Services Corp.	122,805	5,247
*	Enstar Group Ltd.	22,008	5,085
*	LendingClub Corp.	551,122	4,850
	UMB Financial Corp.	54,493	4,551
	Navient Corp.	222,054	3,653
	American Equity Investment Life Holding Co.	76,922	3,509
	Banner Corp.	54,951	3,473
*	Genworth Financial Inc. Class A	631,490	3,341
	Virtu Financial Inc. Class A	162,146	3,309
	Towne Bank	99,777	3,077
	BGC Partners Inc. Class A	799,566	3,014
	Central Pacific Financial Corp.	130,084	2,638
	Westamerica BanCorp.	39,913	2,355
	First Financial Corp.	46,287	2,133
	Wintrust Financial Corp.	25,069	2,119
	Brightsphere Investment Group Inc.	88,208	1,815
	Atlantic Union Bankshares Corp.	50,423	1,772
	Nelnet Inc. Class A	18,869	1,712
	S&T Bancorp Inc.	47,642	1,628
*	Cannae Holdings Inc.	66,301	1,369
	Byline Bancorp Inc.	57,998	1,332
	First BanCorp. (XNYS)	94,352	1,200
*	Focus Financial Partners Inc. Class A	28,906	1,077
	Jackson Financial Inc. Class A	30,894	1,075
	ProAssurance Corp.	58,648	1,025
	Horizon Bancorp Inc.	65,364	986
	Hanmi Financial Corp.	36,543	904
*	Green Dot Corp. Class A	46,317	733
	Columbia Banking System Inc.	23,188	699
*	NMI Holdings Inc. Class A	32,757	685
	Northfield Bancorp Inc.	42,615	670
	Heartland Financial USA Inc.	14,039	654
	Virtus Investment Partners Inc.	3,380	647
	Associated Banc-Corp.	25,974	600
*,1	Silvergate Capital Corp. Class A	24,488	426
	Pacific Premier Bancorp Inc.	12,660	400
	First Bancorp (XNGS)	9,085	389
*	Palomar Holdings Inc.	8,531	385
	WSFS Financial Corp.	8,488	385
	First Financial Bancorp	14,856	360
*	Blucora Inc.	13,312	340
	Provident Financial Services Inc.	15,441	330
	Perella Weinberg Partners Class A	29,570	290
	Origin Bancorp Inc.	7,472	274
	Veritex Holdings Inc.	9,631	270
	Washington Federal Inc.	7,802	262
	Brookline Bancorp Inc.	17,711	251
	Compass Diversified Holdings	10,431	190
			220,847
Health Care (13.4%)
*	Medpace Holdings Inc.	45,002	9,559
*	Alkermes plc	281,972	7,368
*	AMN Healthcare Services Inc.	69,887	7,186
	Bruker Corp.	101,486	6,937

		Shares	Market Value ($000)
*	Merit Medical Systems Inc.	91,837	6,486
*	Ionis Pharmaceuticals Inc.	159,022	6,006
*	Allscripts Healthcare Solutions Inc.	336,133	5,929
*	CorVel Corp.	39,467	5,736
*	Tenet Healthcare Corp.	99,617	4,860
*	Integra LifeSciences Holdings Corp.	82,043	4,600
*	Deciphera Pharmaceuticals Inc.	260,419	4,268
*	Protagonist Therapeutics Inc.	333,072	3,634
*	Sangamo Therapeutics Inc.	1,108,937	3,482
*	TG Therapeutics Inc.	290,197	3,433
*	NextGen Healthcare Inc.	180,439	3,389
*	Health Catalyst Inc.	312,405	3,321
*	FibroGen Inc.	200,813	3,217
*	STAAR Surgical Co.	64,680	3,140
*	Agenus Inc.	1,282,755	3,079
*	Nevro Corp.	75,681	2,997
*	Inspire Medical Systems Inc.	10,934	2,754
*	MacroGenics Inc.	401,077	2,691
*	Atara Biotherapeutics Inc.	805,065	2,641
*	NuVasive Inc.	59,496	2,454
*	Intercept Pharmaceuticals Inc.	198,084	2,450
*	Evolent Health Inc. Class A	86,656	2,433
*	Avanos Medical Inc.	88,010	2,382
*	Coherus Biosciences Inc.	295,023	2,337
*	Veeva Systems Inc. Class A	13,167	2,125
*	ACADIA Pharmaceuticals Inc.	131,484	2,093
*	PTC Therapeutics Inc.	53,771	2,052
*	Lantheus Holdings Inc.	37,165	1,894
*,1	Zymeworks Inc.	235,498	1,851
*	ViewRay Inc.	399,166	1,788
*	Haemonetics Corp.	22,530	1,772
*	2seventy bio Inc.	164,520	1,542
*	Inogen Inc.	73,270	1,444
*	Cerus Corp.	391,289	1,428
*	Zimvie Inc.	147,268	1,375
*	Mirati Therapeutics Inc.	29,201	1,323
*	Rigel Pharmaceuticals Inc.	859,824	1,290
*	Pediatrix Medical Group Inc.	83,133	1,235
*	HealthStream Inc.	46,763	1,162
*	Option Care Health Inc.	38,306	1,153
*	Natera Inc.	28,104	1,129
*	Nektar Therapeutics Class A	499,140	1,128
*	Seres Therapeutics Inc.	200,844	1,125
*	NGM Biopharmaceuticals Inc.	213,164	1,070
*	GoodRx Holdings Inc. Class A	225,291	1,050
*	Alignment Healthcare Inc.	83,442	981
*	Puma Biotechnology Inc.	227,827	964
*	Morphic Holding Inc.	35,849	959
*	Arcturus Therapeutics Holdings Inc.	55,735	945
*	Arrowhead Pharmaceuticals Inc.	22,844	927
*	Inovio Pharmaceuticals Inc.	585,707	914
*	CytomX Therapeutics Inc.	555,119	888
*	Glaukos Corp.	17,777	776
*,1	Novavax Inc.	72,173	742
*	Charles River Laboratories International Inc.	3,330	726
*	Shockwave Medical Inc.	3,187	655
*	Computer Programs and Systems Inc.	23,856	649
*	Bridgebio Pharma Inc.	81,503	621

		Shares	Market Value ($000)
*	Precision BioSciences Inc.	500,660	596
*	Y-mAbs Therapeutics Inc.	120,515	588
*	Apellis Pharmaceuticals Inc.	11,296	584
*	GlycoMimetics Inc.	177,063	536
*	Enhabit Inc.	39,529	520
	Ensign Group Inc.	5,410	512
*	NanoString Technologies Inc.	63,515	506
*	Heron Therapeutics Inc.	194,285	486
*	Voyager Therapeutics Inc.	79,308	484
*	ImmunoGen Inc.	95,720	475
*	Sorrento Therapeutics Inc.	527,428	467
*	PetIQ Inc. Class A	49,365	455
*	AngioDynamics Inc.	32,761	451
*	MiMedx Group Inc.	157,072	437
	Chemed Corp.	850	434
*	Vir Biotechnology Inc.	16,219	410
*	Editas Medicine Inc. Class A	43,327	384
*	Codexis Inc.	74,207	346
*	WaVe Life Sciences Ltd.	48,932	343
*	Kiniksa Pharmaceuticals Ltd. Class A	22,257	333
*	iRhythm Technologies Inc.	3,429	321
	Atrion Corp.	570	319
*	Rapt Therapeutics Inc.	15,706	311
*	Joint Corp.	22,122	309
*	Atea Pharmaceuticals Inc.	64,273	309
*	Odonate Therapeutics Inc.	161,720	283
*	Pennant Group Inc.	25,782	283
*	Assembly Biosciences Inc.	212,676	276
*	Orthofix Medical Inc.	13,284	273
*	CareDx Inc.	22,031	251
*	Alector Inc.	23,850	220
			173,047
Industrials (17.6%)
	EMCOR Group Inc.	74,181	10,987
*	Clean Harbors Inc.	85,821	9,794
	nVent Electric plc	247,073	9,505
	Allison Transmission Holdings Inc.	224,141	9,324
*	Titan Machinery Inc.	232,456	9,235
	UFP Industries Inc.	96,509	7,648
	ManpowerGroup Inc.	84,498	7,031
	Acuity Brands Inc.	40,850	6,765
	Applied Industrial Technologies Inc.	51,178	6,450
	Korn Ferry	125,825	6,369
	Ryder System Inc.	75,668	6,324
	Valmont Industries Inc.	18,957	6,269
	Terex Corp.	145,933	6,234
*	GMS Inc.	122,203	6,086
	Kforce Inc.	110,758	6,073
*	Atkore Inc.	50,422	5,719
	Watts Water Technologies Inc. Class A	38,442	5,621
	Ennis Inc.	238,271	5,280
*	NOW Inc.	352,737	4,480
	H&E Equipment Services Inc.	90,781	4,121
	Triton International Ltd.	58,529	4,026
*	Hub Group Inc. Class A	49,528	3,937
	Heidrick & Struggles International Inc.	140,442	3,928
	Spirit AeroSystems Holdings Inc. Class A	116,918	3,461
*	MRC Global Inc.	293,108	3,394

		Shares	Market Value ($000)
	AGCO Corp.	21,834	3,028
	Matson Inc.	46,696	2,919
	Rush Enterprises Inc. Class A	54,826	2,866
	Boise Cascade Co.	38,858	2,668
	Encore Wire Corp.	18,623	2,562
*	Univar Solutions Inc.	80,545	2,561
	GrafTech International Ltd.	527,890	2,513
	Resources Connection Inc.	136,015	2,500
	Moog Inc. Class A	26,502	2,326
*	TrueBlue Inc.	116,100	2,273
*	Heritage-Crystal Clean Inc.	69,702	2,264
*	SkyWest Inc.	136,396	2,252
	Primoris Services Corp.	101,599	2,229
	Apogee Enterprises Inc.	44,525	1,980
*	WillScot Mobile Mini Holdings Corp.	41,442	1,872
*	Forrester Research Inc.	48,596	1,738
	Esab Corp.	36,297	1,703
	Marten Transport Ltd.	85,052	1,682
	AECOM	18,816	1,598
*	RXO Inc.	86,488	1,488
*	Sunrun Inc.	60,453	1,452
*	JetBlue Airways Corp.	215,355	1,395
*	Masonite International Corp.	17,107	1,379
	Air Lease Corp. Class A	35,742	1,373
*	Triumph Group Inc.	129,711	1,365
*	Sterling Infrastructure Inc.	40,643	1,333
	Wabash National Corp.	53,281	1,204
	Veritiv Corp.	9,018	1,098
	AZZ Inc.	27,221	1,094
*	SP Plus Corp.	30,891	1,073
	Genco Shipping & Trading Ltd.	66,276	1,018
	Standex International Corp.	9,654	989
	Tetra Tech Inc.	6,561	953
*	Kirby Corp.	14,350	923
*	Thermon Group Holdings Inc.	44,009	884
*	DXP Enterprises Inc.	27,688	763
	Insteel Industries Inc.	22,805	628
	Enerpac Tool Group Corp. Class A	23,500	598
*	Daseke Inc.	100,188	570
	Trinity Industries Inc.	18,754	555
*	AAR Corp.	11,411	512
*	Hireright Holdings Corp.	42,602	505
*	American Woodmark Corp.	9,711	474
	Interface Inc. Class A	41,285	407
	Argan Inc.	10,574	390
	Columbus McKinnon Corp.	9,876	321
	Douglas Dynamics Inc.	8,868	321
	Quanex Building Products Corp.	12,879	305
*	Harsco Corp.	39,107	246
*	ASGN Inc.	2,760	225
	Global Industrial Co.	9,583	225
			227,661
Information Technology (12.1%)
	Jabil Inc.	118,524	8,083
*	Cirrus Logic Inc.	107,532	8,009
*	Nutanix Inc. Class A	295,400	7,695
*	Manhattan Associates Inc.	52,759	6,405
*	Extreme Networks Inc.	328,308	6,011

		Shares	Market Value ($000)
*	ExlService Holdings Inc.	35,137	5,953
*	Super Micro Computer Inc.	68,736	5,643
*	CommVault Systems Inc.	89,438	5,620
*	Domo Inc. Class B	345,230	4,916
*	Yext Inc.	746,162	4,873
*	Pure Storage Inc. Class A	181,966	4,869
*	Axcelis Technologies Inc.	60,211	4,778
*	Diodes Inc.	60,759	4,626
*	Box Inc. Class A	141,587	4,408
*	CommScope Holding Co. Inc.	591,558	4,348
*	MaxLinear Inc.	127,132	4,316
*	Kyndryl Holdings Inc.	371,502	4,131
*	Sanmina Corp.	69,002	3,953
*	Fabrinet	30,138	3,864
*	RingCentral Inc. Class A	104,523	3,700
*	8x8 Inc.	807,958	3,490
*	Everbridge Inc.	112,650	3,332
*	Rapid7 Inc.	92,691	3,150
	Amkor Technology Inc.	119,568	2,867
*	Impinj Inc.	23,474	2,563
*	International Money Express Inc.	103,816	2,530
*	Teradata Corp.	58,901	1,983
*	Agilysys Inc.	23,901	1,892
*	Sumo Logic Inc.	223,005	1,806
	CSG Systems International Inc.	30,619	1,751
*	ScanSource Inc.	55,008	1,607
*	Arlo Technologies Inc.	444,011	1,559
*	Lattice Semiconductor Corp.	22,283	1,446
*	NCR Corp.	60,526	1,417
*	New Relic Inc.	23,254	1,313
	Xerox Holdings Corp.	87,371	1,276
*	ePlus Inc.	28,579	1,266
*	Upland Software Inc.	153,335	1,093
*	Tenable Holdings Inc.	27,554	1,051
	Avnet Inc.	24,468	1,017
*	SMART Global Holdings Inc.	65,937	981
	Vishay Intertechnology Inc.	42,761	922
*	TTM Technologies Inc.	58,649	884
	Benchmark Electronics Inc.	32,131	858
*	Aeva Technologies Inc.	564,552	768
*	LivePerson Inc.	65,391	663
*	Momentive Global Inc.	93,342	653
*	Infinera Corp.	94,723	639
*	Magnachip Semiconductor Corp.	53,109	499
*	SecureWorks Corp. Class A	76,277	487
*	AvidXchange Holdings Inc.	46,348	461
*	Brightcove Inc.	86,508	453
*	Conduent Inc.	101,644	412
*	BigCommerce Holdings Inc. Series 1	44,655	390
*	Sprinklr Inc. Class A	45,786	374
	PC Connection Inc.	6,356	298
*	Digital Turbine Inc.	17,964	274
	Hackett Group Inc.	12,990	265
	A10 Networks Inc.	15,724	262
*	OneSpan Inc.	22,612	253
*	Squarespace Inc. Class A	11,304	251
*	Semtech Corp.	8,611	247
*	Unisys Corp.	48,162	246

		Shares	Market Value ($000)
*	ACI Worldwide Inc.	10,192	234
	TTEC Holdings Inc.	5,210	230
*	Synaptics Inc.	2,173	207
			156,821
Materials (5.4%)
	Eagle Materials Inc.	66,470	8,830
	Olin Corp.	142,021	7,518
	Chemours Co.	231,606	7,092
	SunCoke Energy Inc.	771,274	6,656
	AdvanSix Inc.	163,958	6,234
	Warrior Met Coal Inc.	135,831	4,705
	Tronox Holdings plc Class A	327,918	4,496
	Mercer International Inc.	262,118	3,051
*	O-I Glass Inc.	181,817	3,013
	Innospec Inc.	23,532	2,420
	Schnitzer Steel Industries Inc. Class A	67,610	2,072
*	Ecovyst Inc.	227,800	2,018
*	LSB Industries Inc.	138,171	1,838
	Sylvamo Corp.	32,388	1,574
*	Ingevity Corp.	21,420	1,509
	United States Steel Corp.	60,026	1,504
	Huntsman Corp.	42,106	1,157
*	Arconic Corp.	51,364	1,087
	Greif Inc. Class A	15,302	1,026
	Ryerson Holding Corp.	31,199	944
	Koppers Holdings Inc.	14,707	415
	Hawkins Inc.	9,500	367
	Myers Industries Inc.	13,813	307
	Sensient Technologies Corp.	3,444	251
			70,084
Real Estate (6.4%)
	DiamondRock Hospitality Co.	847,934	6,945
	Essential Properties Realty Trust Inc.	285,713	6,706
	Highwoods Properties Inc.	229,436	6,420
	Brixmor Property Group Inc.	273,755	6,206
	American Assets Trust Inc.	169,984	4,505
	SITE Centers Corp.	296,303	4,047
	Apple Hospitality REIT Inc.	246,811	3,895
	Piedmont Office Realty Trust Inc. Class A	415,325	3,809
	Outfront Media Inc.	212,195	3,518
	Rayonier Inc.	99,300	3,273
	EPR Properties	83,785	3,160
	Universal Health Realty Income Trust	63,853	3,048
	National Storage Affiliates Trust	79,220	2,861
	Xenia Hotels & Resorts Inc.	202,470	2,669
	Brandywine Realty Trust	425,305	2,616
	Getty Realty Corp.	66,723	2,259
	RLJ Lodging Trust	202,095	2,140
	Park Hotels & Resorts Inc.	146,045	1,722
	RPT Realty	138,584	1,391
	Office Properties Income Trust	98,610	1,316
	DigitalBridge Group Inc.	109,875	1,202
	NexPoint Residential Trust Inc.	27,438	1,194
	Paramount Group Inc.	187,564	1,114
	Summit Hotel Properties Inc.	144,249	1,041
	Armada Hoffler Properties Inc.	82,620	950
	Global Medical REIT Inc.	89,819	851

		Shares	Market Value ($000)
	One Liberty Properties Inc.	37,488	833
	Chatham Lodging Trust	63,305	777
	Gladstone Commercial Corp.	39,910	738
	Uniti Group Inc.	78,393	433
	Urstadt Biddle Properties Inc. Class A	19,617	372
	Alexander's Inc.	1,669	367
	Life Storage Inc.	3,460	341
	Service Properties Trust	42,471	310
	Ryman Hospitality Properties Inc.	3,241	265
			83,294
Utilities (3.2%)
	National Fuel Gas Co.	144,374	9,139
	Portland General Electric Co.	172,500	8,452
	Otter Tail Corp.	140,147	8,228
	Hawaiian Electric Industries Inc.	172,477	7,218
	Black Hills Corp.	44,555	3,134
	Unitil Corp.	57,429	2,950
	Chesapeake Utilities Corp.	11,110	1,313
	MGE Energy Inc.	5,186	365
			40,799
Total Common Stocks (Cost $1,253,516)			1,283,137
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 4.334% (Cost $6,420)	64,214	6,421
Total Investments (99.8%) (Cost $1,259,936)			1,289,558
Other Assets and Liabilities—Net (0.2%)			1,947
Net Assets (100%)			1,291,505
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,789,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,809,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2023	96	8,500	(15)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.  Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.